SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Supplemental Non-cash Investing and Financing Activities CDOS (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Restated
Restricted Cash activity:
Restricted cash generated from sale of securities	$ 136,148	$ 56,629	$ 336,911
Restricted cash generated from sale of real estate related and other loans	104,837		125,141
Restricted cash generated from paydowns on securities and loans	331,349	274,832	546,752
Restricted cash used for purchases of real estate securities		143,184	427,826
Restricted cash used for purchases of real estate related and other loans		91,481	384,850
Restricted cash used for repayments of CDO bonds payable	513,879	166,845	101,687
Restricted cash used for repurchases of CDO bonds payable and other bonds payable			3,213
Restricted cash used for purchases of derivative instruments		408
Restricted cash used for settlement of derivative instruments	1,563
Restricted cash generated from margin collateral received			6,550
Restricted cash used to return margin collateral		6,550
CDO Deconsolidation:
Real Estate Securities		1,033,016	262,617
Restricted Cash		51,522	37,988
Derivative liabilities		57,343	20,257
CDO bonds payable		$ 1,110,694	$ 336,046